Basis for the presentation of the consolidated financial statements and applicable accounting standard - 2.1 Basis for preparation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis for the presentation of the consolidated financial statements and applicable accounting standard [Abstract]
Expected rate of increases in economic inflation	100.00%
Consumer price index	117.76%	211.41%	94.79%